Leases - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance leases
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets	Right-of-use assets
Long-term right-of-use assets	$ 301	$ 252	$ 457
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of lease obligation	Current portion of lease obligation	Current portion of lease obligation
Short-term finance lease liabilities	$ 257	$ 258	$ 253
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease obligation, net of current portion	Lease obligation, net of current portion	Lease obligation, net of current portion
Long-term finance lease liabilities	$ 118	$ 79	$ 286
Total finance lease liabilities	$ 375	$ 337	$ 539
Operating leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets	Right-of-use assets
Long-term right-of-use assets	$ 14,078	$ 14,433	$ 14,009
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of lease obligation	Current portion of lease obligation	Current portion of lease obligation
Short-term operating lease liabilities	$ 1,406	$ 1,384	$ 901
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease obligation, net of current portion	Lease obligation, net of current portion	Lease obligation, net of current portion
Long-term operating lease liabilities	$ 13,639	$ 13,999	$ 13,893
Total operating lease liabilities	$ 15,045	$ 15,383	$ 14,794